Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 772,620,342	$ 605,751,710
Creditors for sale of assets
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	6,677,930	5,739,505
Tax withholdings and collections payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	202,368,594	153,942,596
Payroll and Social Contributions Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	215,579,703	170,967,900
Withholdings on Payroll Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	12,288,549	4,600,738
Fees to Directors and Syndics
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	8,983,474	3,323,069
Value-Added Tax
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	46,232,491	33,107,813
Sundry Creditors
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	141,873,411	106,783,048
Taxes Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	120,465,148	113,762,387
Obligations Arising from Contracts with Customers
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	7,815,426	7,888,897
Retirement payment orders pending settlement
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,516,564	1,049,176
Other Non-financial Liabilities
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 8,819,052	$ 4,586,581